UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/15

Item 1. Schedule of Investments.

Franklin High Income Trust

Statement of Investments, August 31, 2015 (unaudited)

Franklin High Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 0.1%
Consumer Services 0.0%†
[a,b]Station Casinos Inc., wts., 6/17/18	United States	136,789	$213,390
Materials 0.0%†
[a]Verso Corp.	United States	113,176	27,162
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	3,364	2,186,743
Total Common Stocks and Other Equity Interests (Cost $5,554,227)			2,427,295
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	134	120,600
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	7,283	4,733,703
Total Convertible Preferred Stocks (Cost $11,036,794)			4,854,303
		Principal Amount*
Corporate Bonds 93.7%
Automobiles & Components 2.0%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	55,000,000	54,828,125
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	10,000,000	10,462,500
6.50%, 3/01/21	United States	25,200,000	26,768,700
[c]International Automotive Components Group SA, senior secured note, 144A, 9.125%,
6/01/18	United States	15,000,000	15,421,875
			107,481,200
Banks 4.7%
[d]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	55,000,000	58,162,500
CIT Group Inc., senior note,
5.25%, 3/15/18	United States	9,000,000	9,371,250
5.375%, 5/15/20	United States	21,550,000	22,573,625
5.00%, 8/15/22	United States	33,650,000	34,280,937
[d]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	47,600,000	46,231,500
[d]JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	40,000,000	39,700,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,400,000	10,153,000
junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	5,000,000	4,998,400
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	15,000,000	16,218,750
5.125%, 5/28/24	United Kingdom	13,900,000	14,082,438
			255,772,400
Capital Goods 2.9%
[c]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	9,100,000	6,267,625
[c]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	63,000,000	47,722,500
[c]CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%, 11/15/21	Brazil	25,000,000	23,484,375
[c]DigitalGlobe Inc., senior note, 144A, 5.25%, 2/01/21	United States	22,000,000	21,230,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	14,000,000	12,285,000
Terex Corp., senior note, 6.00%, 5/15/21	United States	5,000,000	5,075,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	9,500,000	9,333,750
[c] senior sub. bond, 144A, 6.50%, 5/15/25	United States	4,200,000	4,147,500
senior sub. note, 6.00%, 7/15/22	United States	9,400,000	9,247,250
[c]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	20,000,000	20,050,000
			158,843,000
Commercial & Professional Services 0.9%
[c]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	20,000,000	19,862,400
[b,e]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
IHS Inc., senior note, 5.00%, 11/01/22	United States	10,700,000	10,860,500

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin High Income Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)

United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	20,000,000	19,800,000
			50,523,805
Consumer Durables & Apparel 3.2%
D.R. Horton Inc., senior note,
3.75%, 3/01/19	United States	20,000,000	20,212,400
4.00%, 2/15/20	United States	5,000,000	5,050,000
KB Home,
senior bond, 7.50%, 9/15/22	United States	25,000,000	25,875,000
senior note, 4.75%, 5/15/19	United States	11,000,000	10,862,500
senior note, 7.00%, 12/15/21	United States	10,000,000	10,150,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	5,500,000	5,699,375
[c]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.25%, 4/15/21	United States	10,000,000	10,100,000
5.875%, 4/15/23	United States	15,000,000	15,150,000
5.625%, 3/01/24	United States	25,000,000	24,500,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	20,000,000	21,200,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	28,900,000	23,698,000
			172,497,275
Consumer Services 4.2%
[c]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	30,000,000	30,975,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	19,800,000	19,948,500
[c]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	30,000,000	24,000,000
[e]Caesars Entertainment Operating Co. Inc., senior secured note, first lien,
11.25%, 6/01/17	United States	35,000,000	29,443,750
9.00%, 2/15/20	United States	10,000,000	8,625,000
[c,e] Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	20,000,000	101,000
[c]International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	26,500,000	25,191,562
senior secured note, 144A, 6.25%, 2/15/22	United States	36,600,000	35,410,500
MGM Resorts International, senior note,
6.875%, 4/01/16	United States	10,000,000	10,300,000
6.625%, 12/15/21	United States	12,950,000	13,824,125
6.00%, 3/15/23	United States	15,000,000	15,262,500
[c]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	17,500,000	16,187,500
			229,269,437
Diversified Financials 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.25%, 7/01/20	Netherlands	9,250,000	9,319,375
5.00%, 10/01/21	Netherlands	20,100,000	20,778,375
4.625%, 7/01/22	Netherlands	15,900,000	16,078,875
Ally Financial Inc., senior note, 5.50%, 2/15/17	United States	10,000,000	10,352,000
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	16,600,000	17,388,500
4.625%, 9/15/23	United States	15,100,000	15,137,750
Navient Corp., senior note,
5.50%, 1/15/19	United States	42,200,000	40,659,700
4.875%, 6/17/19	United States	4,000,000	3,750,000
5.00%, 10/26/20	United States	12,500,000	11,156,250
5.875%, 3/25/21	United States	5,000,000	4,500,000
[c]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	10,000,000	10,562,500
[c]OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	25,000,000	25,937,500
			185,620,825
Energy 18.3%
[c,e] Alpha Natural Resources Inc., second lien, 144A, 7.50%, 8/01/20	United States	25,000,000	2,375,000
[c]American Energy-Permian Basin LLC/AEPB Finance Corp., senior note, 144A, 7.375%,
11/01/21	United States	10,900,000	5,559,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., senior note,
7.75%, 1/15/21	United States	25,500,000	13,731,087
9.25%, 8/15/21	United States	17,400,000	10,179,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	45,000,000	20,025,000
California Resources Corp.,
senior bond, 6.00%, 11/15/24	United States	35,000,000	26,512,500

Franklin High Income Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
senior note, 5.50%, 9/15/21	United States	16,900,000		13,188,422
[c]Calumet Specialty Products Partners LP/Calumet Finance Co., senior note, 144A,
7.75%, 4/15/23	United States	30,100,000		29,347,500
CGG SA, senior note,
7.75%, 5/15/17	France	2,281,000		1,819,098
6.50%, 6/01/21	France	29,000,000		16,457,500
6.875%, 1/15/22	France	20,800,000		12,181,000
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	15,000,000		7,875,000
8.25%, 9/01/21	United States	10,000,000		4,750,000
7.625%, 11/15/22	United States	6,700,000		3,048,500
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	10,000,000		4,450,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	40,500,000		24,603,750
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	35,000,000		28,000,000
4.875%, 4/15/22	United States	10,000,000		7,300,000
5.75%, 3/15/23	United States	12,700,000		9,531,477
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	25,000,000		21,125,000
Compressco Partners LP/Finance Corp., senior note, 7.25%, 8/15/22	United States	12,900,000		10,642,500
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	20,900,000		14,943,500
[c] 144A, 8.00%, 4/01/23	United States	37,400,000		28,424,000
[c]Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note,
144A, 6.25%, 4/01/23	United States	17,700,000		16,284,000
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	25,000,000		19,500,000
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	15,000,000		14,550,000
senior note, first lien, 7.50%, 10/15/20	United States	40,000,000		42,950,000
senior secured bond, first lien, 5.50%, 6/01/27	United States	17,900,000		16,826,000
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	26,000,000		7,670,000
senior note, 7.50%, 12/15/21	United States	8,200,000		1,578,500
senior note, 6.875%, 3/15/24	United States	3,400,000		688,500
[c] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	10,000,000		6,200,000
[c]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	25,000,000		16,625,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	20,000,000		7,100,000
[c]Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	33,900,000		32,713,500
Goodrich Petroleum Corp.,
[c] second lien, 144A, 8.00%, 3/15/18	United States	15,000	[f]	13,500,000
senior note, 8.875%, 3/15/19	United States	35,000,000		8,575,000
Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	20,000,000		7,000,000
senior note, 8.875%, 5/15/21	United States	5,000,000		1,825,000
[c] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	16,250,000		12,675,000
[c]Kinder Morgan Inc., senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	25,000,000		25,210,275
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	10,000,000		4,200,000
6.25%, 11/01/19	United States	25,000,000		9,875,000
8.625%, 4/15/20	United States	10,000,000		4,075,000
7.75%, 2/01/21	United States	12,000,000		4,770,000
6.50%, 9/15/21	United States	8,900,000		3,337,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	30,000,000		28,050,000
Memorial Production Partners LP/Memorial Production Finance Corp., senior note,
7.625%, 5/01/21	United States	30,000,000		20,550,000
6.875%, 8/01/22	United States	14,000,000		8,855,000
Memorial Resource Development Corp., senior note, 5.875%, 7/01/22	United States	25,000,000		22,875,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	25,000,000		7,125,000
[c]Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	24,500,000		11,637,500
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	15,000,000		12,525,000
[c]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	20,000,000		10,200,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	12,000,000		5,580,000
senior secured note, first lien, 7.50%, 11/01/19	United States	35,000,000		16,384,375

Franklin High Income Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	15,000,000	15,861,750
Peabody Energy Corp.,
[c] second lien, 144A, 10.00%, 3/15/22	United States	28,245,000	11,439,225
senior note, 6.50%, 9/15/20	United States	8,300,000	2,230,625
senior note, 6.25%, 11/15/21	United States	22,800,000	6,099,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	25,000,000	6,625,000
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	20,000,000	17,450,000
5.25%, 5/01/23	United States	10,000,000	8,650,000
[c,e,g] Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	15,175,000	7,132,250
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	35,000,000	34,650,000
first lien, 5.625%, 4/15/23	United States	13,300,000	12,984,125
[c] senior secured note, first lien, 144A, 5.625%, 3/01/25	United States	10,000,000	9,706,250
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	10,000,000	8,500,000
6.125%, 1/15/23	United States	20,000,000	15,100,000
[c]Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	20,000,000	11,900,000
[c]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	40,000,000	26,600,000
Vanguard Natural Resources LLC/Finance Corp., senior note, 7.875%, 4/01/20	United States	20,000,000	14,100,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	40,000,000	19,000,000
WPX Energy Inc., senior note,
6.00%, 1/15/22	United States	35,000,000	29,925,000
8.25%, 8/01/23	United States	5,300,000	5,114,500
			1,000,646,709
Food, Beverage & Tobacco 3.3%
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	20,000,000	20,800,000
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	25,000,000	25,312,500
[c]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	17,100,000	17,121,375
senior note, 144A, 8.25%, 2/01/20	United States	25,000,000	26,468,750
senior note, 144A, 7.25%, 6/01/21	United States	14,900,000	15,626,375
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	22,000,000	22,632,500
[c] 144A, 6.75%, 12/01/21	United States	25,600,000	25,824,000
[c] 144A, 6.00%, 12/15/22	United States	5,400,000	5,231,250
[c] 144A, 7.75%, 3/15/24	United States	5,000,000	5,175,000
[c]Smithfield Foods Inc., senior note, 144A,
5.25%, 8/01/18	United States	7,300,000	7,446,000
5.875%, 8/01/21	United States	8,450,000	8,798,563
			180,436,313
Health Care Equipment & Services 6.1%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	25,000,000	26,218,750
senior sub. note, 6.50%, 6/15/20	United States	10,000,000	10,420,900
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	20,000,000	20,950,000
senior note, 7.125%, 7/15/20	United States	13,300,000	14,098,000
senior note, 6.875%, 2/01/22	United States	4,600,000	4,904,750
senior secured note, 5.125%, 8/01/21	United States	4,100,000	4,223,000
senior secured note, first lien, 5.125%, 8/15/18	United States	10,000,000	10,262,500
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	17,800,000	17,755,500
senior bond, 5.00%, 5/01/25	United States	17,400,000	17,095,500
senior note, 5.75%, 8/15/22	United States	15,000,000	16,016,250
HCA Inc.,
senior bond, 5.375%, 2/01/25	United States	7,000,000	7,122,500
senior note, 5.875%, 5/01/23	United States	50,000,000	53,000,000
senior secured bond, first lien, 5.875%, 3/15/22	United States	20,000,000	21,800,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000	11,426,250
senior secured note, first lien, 5.00%, 3/15/24	United States	20,000,000	20,525,000
[c]Hologic Inc., senior note, 144A, 5.25%, 7/15/22	United States	17,400,000	17,878,500
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	6,700,000	7,185,750

Franklin High Income Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
senior note, 5.00%, 3/01/19	United States	10,700,000	10,721,293
senior note, 5.50%, 3/01/19	United States	6,300,000	6,339,375
senior note, 8.125%, 4/01/22	United States	20,000,000	22,200,000
senior note, 6.75%, 6/15/23	United States	13,700,000	14,179,500
			334,323,318
Materials 10.6%
ArcelorMittal, senior note,
6.25%, 3/01/21	Luxembourg	46,800,000	46,403,136
6.125%, 6/01/25	Luxembourg	10,800,000	9,976,500
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	4,100,000	4,202,500
senior note, 144A, 7.00%, 11/15/20	Luxembourg	2,647,059	2,686,765
senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	6,981,100
[g] senior secured note, 144A, FRN, 3.286%, 12/15/19	Luxembourg	22,800,000	22,344,000
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	30,800,000	24,178,000
[c]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	15,800,000	15,148,250
[c]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	30,000,000	28,031,250
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	10,000,000	9,587,500
[c]The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	United States	8,500,000	7,288,750
senior note, 144A, 6.625%, 5/15/23	United States	37,000,000	32,282,500
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	45,000,000	39,150,000
[c]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	25,000,000	18,000,000
7.00%, 2/15/21	Canada	39,882,000	28,316,220
[c]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	59,700,000	54,774,750
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	20,000,000	20,050,000
[c]Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	14,800,000	14,633,500
5.875%, 8/15/23	United States	16,000,000	16,310,000
[c]Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	12,700,000	12,361,291
[c]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	19,700,000	18,715,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	23,600,000	24,396,500
senior note, 8.50%, 5/15/18	United States	10,000,000	10,137,500
senior note, 9.00%, 4/15/19	United States	2,300,000	2,357,500
senior note, 9.875%, 8/15/19	United States	7,500,000	7,893,750
senior note, 8.25%, 2/15/21	United States	20,000,000	20,675,000
senior secured note, 7.875%, 8/15/19	United States	5,000,000	5,212,500
[c]Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	19,300,000	19,975,500
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	15,000,000	14,606,250
senior note, 5.125%, 10/01/21	United States	15,000,000	14,850,000
[c]Univar USA Inc., senior note, 144A, 6.75%, 7/15/23	United States	12,500,000	12,468,750
[c]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21	United States	12,750,000	13,658,437
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	5,406,000	1,283,925
			578,936,624
Media 9.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	30,000,000	30,315,000
senior bond, 5.125%, 2/15/23	United States	15,000,000	15,000,000
[c] senior bond, 144A, 5.375%, 5/01/25	United States	15,000,000	14,606,250
senior note, 6.50%, 4/30/21	United States	5,000,000	5,235,375
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	6,500,000	6,738,875
senior note, 6.50%, 11/15/22	United States	3,500,000	3,549,875
senior sub. note, 7.625%, 3/15/20	United States	20,000,000	20,775,000
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,697,438
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	15,000,000	15,768,750
5.25%, 6/01/24	United States	30,000,000	27,915,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	5,000,000	4,437,500

Franklin High Income Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
senior note, 7.125%, 2/01/16	United States	5,000,000	5,081,250
senior note, 5.875%, 7/15/22	United States	30,000,000	28,443,900
senior note, 5.875%, 11/15/24	United States	20,000,000	18,275,000
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	10,000,000	10,500,000
senior note, 5.125%, 10/15/19	United States	10,000,000	10,350,000
senior note, 5.125%, 7/15/20	United States	15,000,000	15,562,500
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	40,000,000	35,350,000
senior secured note, first lien, 9.00%, 9/15/22	United States	18,300,000	16,081,125
[c]Live Nation Entertainment Inc., senior note, 144A,
7.00%, 9/01/20	United States	7,100,000	7,561,500
5.375%, 6/15/22	United States	8,600,000	8,664,500
[c]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	20,000,000	17,900,000
[c]Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	34,200,000	35,311,500
5.375%, 4/15/25	United States	13,400,000	13,266,000
[c]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	25,000,000	25,687,500
[c]Univision Communications Inc.,
senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	15,000,000	15,918,750
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	5,000,000	4,950,000
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	17,700,000	17,213,250
[c]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	14,800,000	15,096,000
[c]Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	20,000,000	19,462,500
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	25,000,000	25,437,500
senior secured note, first lien, 144A, 5.375%, 4/15/21	United Kingdom	9,810,000	10,092,037
[c]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	15,000,000	14,812,500
			517,056,375
Pharmaceuticals, Biotechnology & Life Sciences 4.1%
[c]AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	14,700,000	15,124,830
[c]Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	19,600,000	20,287,960
[c]Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	20,900,000	21,579,250
senior note, 144A, 6.00%, 7/15/23	United States	13,700,000	14,282,250
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	United States	16,300,000	16,605,625
[c]Horizon Pharma Financing Inc., senior note, 144A, 6.625%, 5/01/23	United States	9,000,000	9,326,250
[c]Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	17,300,000	17,213,500
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	20,000,000	21,310,000
[c]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	12,500,000	12,906,250
senior note, 144A, 7.50%, 7/15/21	United States	15,400,000	16,574,250
senior note, 144A, 5.625%, 12/01/21	United States	15,000,000	15,375,000
[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,600,000	44,517,000
			225,102,165
Real Estate 0.7%
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	37,000,000	37,277,500
Retailing 1.3%
[c]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	12,700,000	13,335,000
[c]Dollar Tree Inc., senior note, 144A,
5.25%, 3/01/20	United States	2,800,000	2,947,000
5.75%, 3/01/23	United States	12,500,000	13,156,250
[c]Netflix Inc.,
senior bond, 144A, 5.875%, 2/15/25	United States	15,600,000	16,282,500
senior note, 144A, 5.50%, 2/15/22	United States	24,600,000	25,338,000
			71,058,750
Software & Services 2.8%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	45,000,000	36,956,250
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	10,000,000	11,512,500
senior note, 11.25%, 1/15/21	United States	9,676,000	10,716,170
[c] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	37,000,000	39,035,000
[c]Infor (U.S.) Inc., senior note, 144A, 6.50%, 5/15/22	United States	40,000,000	37,600,000

Franklin High Income Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)

Sterling International Inc., senior note, 11.00%, 10/01/19	United States	19,075,000	19,885,688
			155,705,608
Technology Hardware & Equipment 1.9%
[c]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	20,000,000	21,425,000
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	30,000,000	27,000,000
[c,h] CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	8,000,000	8,340,000
[c]CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000	6,825,000
senior note, 144A, 5.00%, 6/15/21	United States	15,000,000	14,943,750
[c]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	10,200,000	9,945,000
[c]Plantronics Inc., senior note, 144A, 5.50%, 5/31/23	United States	17,900,000	18,034,250
			106,513,000
Telecommunication Services 9.3%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	6,300,000	6,134,625
[c] senior bond, 144A, 5.625%, 4/01/25	United States	17,800,000	15,962,150
senior note, 5.80%, 3/15/22	United States	30,000,000	28,837,500
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	18,000,000	16,762,500
[c]Digicel Ltd., senior note, 144A,
6.00%, 4/15/21	Bermuda	24,400,000	22,387,000
6.75%, 3/01/23	Bermuda	8,100,000	7,466,539
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	5,700,000	5,172,750
senior note, 8.75%, 4/15/22	United States	1,500,000	1,485,000
senior note, 7.125%, 1/15/23	United States	7,100,000	6,446,800
senior note, 7.875%, 1/15/27	United States	23,000,000	19,665,000
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	20,000,000	17,600,000
senior bond, 5.50%, 8/01/23	Luxembourg	15,000,000	13,265,625
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000	14,475,000
senior note, 7.50%, 4/01/21	Luxembourg	30,000,000	29,175,000
[c]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	30,000,000	30,600,000
[b,e]RSL Communications PLC,
senior discount note, 10.125%, 3/01/08	United Kingdom	44,500,000	—
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000	—
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	25,000,000	26,637,750
6.00%, 11/15/22	United States	7,500,000	6,768,750
[c] 144A, 9.00%, 11/15/18	United States	55,000,000	61,393,750
[c] 144A, 7.00%, 3/01/20	United States	9,800,000	10,434,060
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	4,700,000	4,529,625
senior bond, 7.125%, 6/15/24	United States	10,900,000	10,137,000
senior note, 7.625%, 2/15/25	United States	27,000,000	25,261,875
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	7,400,000	7,622,000
senior bond, 6.375%, 3/01/25	United States	22,400,000	22,904,000
senior note, 6.542%, 4/28/20	United States	11,700,000	12,226,500
senior note, 6.633%, 4/28/21	United States	9,000,000	9,427,500
senior note, 6.125%, 1/15/22	United States	4,200,000	4,341,750
senior note, 6.731%, 4/28/22	United States	9,000,000	9,472,500
[c]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	45,000,000	46,012,500
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	15,000,000	15,121,875
			507,726,924
Transportation 1.9%
[c]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	15,000,000	15,150,000
senior note, 144A, 9.75%, 5/01/20	United States	9,300,000	8,416,500
Hertz Corp., senior note,
6.75%, 4/15/19	United States	26,800,000	27,470,000
5.875%, 10/15/20	United States	10,000,000	10,153,600
6.25%, 10/15/22	United States	10,000,000	10,225,000
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	18,800,000	16,544,000

Franklin High Income Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
[c]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	20,000,000	18,865,000
			106,824,100
Utilities 2.6%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	15,400,000	14,976,500
senior note, 5.375%, 1/15/23	United States	18,300,000	17,745,510
[c] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	10,000,000	10,550,000
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	45,000,000	39,487,500
NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 5.125%, 7/15/19	United States	3,600,000	3,348,000
NRG Yield Operating LLC, senior bond, 5.375%, 8/15/24	United States	20,000,000	19,350,000
[c]PPL Energy Supply LLC, senior bond, 144A, 6.50%, 6/01/25	United States	13,500,000	12,538,125
[c,e] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	50,000,000	23,125,000
			141,120,635
Total Corporate Bonds (Cost $5,799,150,019)			5,122,735,963
Senior Floating Rate Interests (Cost $30,136,270) 0.5%
Household & Personal Products 0.5%
[g]Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	30,350,265	29,325,944
		Shares
Litigation Trusts (Cost $—) 0.0%
[a,b]NewPage Corp., Litigation Trust	United States	30,000,000	—
Total Investments before Short Term Investments (Cost $5,845,877,310)			5,159,343,505
Short Term Investments (Cost $188,612,138) 3.4%
Money Market Funds 3.4%
[a,i]Institutional Fiduciary Trust Money Market Portfolio	United States	188,612,138	188,612,138
Total Investments (Cost $6,034,489,448) 97.8%			5,347,955,643
Other Assets, less Liabilities 2.2%			118,209,879
Net Assets 100.0%			$5,466,165,522

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2015, the aggregate value of these securities was $214,295 representing less than 0.01% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
August 31, 2015, the aggregate value of these securities was $2,344,401,039, representing 42.89% of net assets.
d Perpetual security with no stated maturity date.
e Defaulted security or security for which income has been deemed uncollectible.
f Principal amount is stated in 1,000 Units.
g The coupon rate shown represents the rate at period end.
h Income may be received in additional securities and/or cash.
i Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

Franklin High Income Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share (NAV) at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At August 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,044,054,066

Unrealized appreciation	$86,105,368
Unrealized depreciation	(782,203,791)
Net unrealized appreciation (depreciation)	$(696,098,423)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$-	$213,390		$213,390
Materials	27,162	-	-		27,162
Transportation	-	7,041,046	-		7,041,046
Corporate Bonds	-	5,096,459,058	26,276,905	b	5,122,735,963
Senior Floating Rate Interests	-	29,325,944	-		29,325,944
Litigation Trusts	-	-	-	b	-
Short Term Investments	188,612,138	-	-		188,612,138
Total Investments in Securities	$188,639,300	$5,132,826,048	$26,490,295		$5,347,955,643

aIncludes common and convertible preferred stocks as w ell as other equity investments.
bIncludes securities determined to have no value at August 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2015